Capital Appreciation Fund Investment Objectives and Goals - Capital Appreciation Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Capital Appreciation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation by investing primarily in a broadly diversified portfolio of stocks and other equity securities of U.S. companies.